UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22714

Investment Company Act File Number

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Emerging Markets Debt Opportunities Fund

Eaton Vance

Emerging Markets Debt Opportunities Fund

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 76.7%

Security	Principal Amount (000’s omitted)		Value
Albania — 2.1%
Albania Government Bond, 8.90%, 7/24/25	ALL	52,000	$503,600
Albania Government Bond, 8.93%, 4/23/25	ALL	10,200	99,145
Republic of Albania, 5.75%, 11/12/20(1)	EUR	730	879,757

Total Albania			$1,482,502

Argentina — 1.9%
Republic of Argentina, 0.75%, 6/9/17	USD	711	$708,163
Republic of Argentina, 0.75%, 9/21/17	USD	671	661,992

Total Argentina			$1,370,155

Barbados — 1.6%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	617	$481,260
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	493	384,540
Barbados Government International Bond, 7.00%, 8/4/22(1)	USD	116	95,410
Barbados Government International Bond, 7.25%, 12/15/21(1)	USD	180	153,900

Total Barbados			$1,115,110

Bosnia and Herzegovina — 0.6%
Republic of Srpska, 1.50%, 10/30/23	BAM	340	$174,281
Republic of Srpska, 1.50%, 6/9/25	BAM	88	42,576
Republic of Srpska, 1.50%, 9/25/26	BAM	421	199,391

Total Bosnia and Herzegovina			$416,248

Dominican Republic — 9.4%
Dominican Republic, 10.40%, 5/10/19(1)	DOP	151,200	$3,233,356
Dominican Republic, 13.50%, 8/4/17(1)	DOP	100	2,131
Dominican Republic, 15.00%, 4/5/19(1)	DOP	69,900	1,611,817
Dominican Republic, 16.00%, 7/10/20(1)	DOP	71,100	1,742,003

Total Dominican Republic			$6,589,307

Ecuador — 2.5%
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	1,335	$1,435,125
Republic of Ecuador, 10.75%, 3/28/22(1)	USD	320	348,000

Total Ecuador			$1,783,125

El Salvador — 6.7%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	32	$28,800
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	2,094	1,879,365
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	1,900	1,916,625
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	109	99,735
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	61	61,915
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	461	447,170
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	245	248,062

Total El Salvador			$4,681,672

Security	Principal Amount (000’s omitted)		Value
Ethiopia — 0.4%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24(1)	USD	270	$267,857

Total Ethiopia			$267,857

Fiji — 3.8%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,649	$2,652,012

Total Fiji			$2,652,012

Georgia — 3.9%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	75	$30,425
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	257	105,895
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	966	426,640
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	15	6,177
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	1,746	804,981
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	1,270	545,451
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,689	817,628

Total Georgia			$2,737,197

Greece — 2.0%
Hellenic Republic Government Bond, 4.75%, 4/17/19(1)(2)	EUR	1,300	$1,379,392

Total Greece			$1,379,392

Honduras — 0.3%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	200	$222,626

Total Honduras			$222,626

Indonesia — 4.7%
Indonesia Government Bond, 8.75%, 5/15/31	IDR	40,094,000	$3,329,886

Total Indonesia			$3,329,886

Kenya — 0.2%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	5,900	$52,512
Kenya Treasury Bond, 11.855%, 5/22/17	KES	6,450	62,922

Total Kenya			$115,434

Macedonia — 4.5%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	239	$266,728
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	341	395,122
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	730	845,862
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	1,430	1,658,871

Total Macedonia			$3,166,583

Russia — 2.3%
Russia Government Bond, 7.75%, 9/16/26	RUB	50,128	$894,189
Russia Government Bond, 8.50%, 9/17/31	RUB	37,259	698,337

Total Russia			$1,592,526

Rwanda — 2.1%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,466	$1,495,898

Total Rwanda			$1,495,898

Serbia — 8.0%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	207,060	$1,841,466
Serbia Treasury Bond, 10.00%, 3/20/21	RSD	184,850	1,915,448
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	178,340	1,871,384

Total Serbia			$5,628,298

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 8.4%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	57,000	$353,492
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	61,020	367,601
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	116,760	693,461
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	59,000	378,559
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	22,000	139,438
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	11,000	69,703
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	79,000	492,611
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	137,970	844,342
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	53,000	314,337
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	66,000	418,447
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	19,000	123,038
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	57,000	363,358
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	210,420	1,312,321

Total Sri Lanka			$5,870,708

Suriname — 5.6%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	3,888	$3,946,320

Total Suriname			$3,946,320

Thailand — 2.0%
Thailand Government Bond, 1.25%, 3/12/28(1)(3)	THB	51,336	$1,391,309

Total Thailand			$1,391,309

Turkey — 2.9%
Republic of Turkey, 7.375%, 2/5/25	USD	1,750	$2,034,279

Total Turkey			$2,034,279

Zambia — 0.8%
Zambia Government Bond, 11.00%, 9/1/19	ZMW	6,600	$597,387

Total Zambia			$597,387

Total Foreign Government Bonds (identified cost $54,145,104)			$53,865,831

Foreign Corporate Bonds — 4.6%

Security	Principal Amount (000’s omitted)		Value
Argentina — 2.9%
Banco Hipotecario SA, 21.354%, 1/12/20(1)(4)	ARS	15,180	$992,039
YPF SA, 23.083%, 7/7/20(1)(4)	USD	990	1,070,247

Total Argentina			$2,062,286

Azerbaijan — 0.3%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(4)	USD	200	$199,160

Total Azerbaijan			$199,160

Brazil — 0.6%
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	396	$411,444

Total Brazil			$411,444

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.7%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	640	$264,259
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	200	211,000

Total Georgia			$475,259

Mexico — 0.1%
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	1,420	$66,681
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	21,277

Total Mexico			$87,958

Total Foreign Corporate Bonds (identified cost $3,274,084)			$3,236,107

Sovereign Loans — 2.4%
Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.10%, Maturing August 1, 2021(5)(6)(7)	USD	200	$197,643

Total Ethiopia			$197,643

Kenya — 0.5%
Government of Kenya, Term Loan, 6.41%, Maturing March 9, 2019(5)	USD	90	$90,000
Government of Kenya, Term Loan, 6.50%, Maturing October 28, 2017(5)	USD	260	260,000

Total Kenya			$350,000

Macedonia — 1.6%
Republic of Macedonia, Term Loan, 3.26%, Maturing December 16, 2022(7)(8)(9)	EUR	1,000	$1,121,773

Total Macedonia			$1,121,773

Total Sovereign Loans (identified cost $1,614,622)			$1,669,416

Short-Term Investments — 12.7%

Foreign Government Securities — 5.7%

Security	Principal Amount (000’s omitted)		Value
Egypt — 3.3%
Egypt Treasury Bill, 0.00%, 5/16/17	EGP	18,050	$994,577
Egypt Treasury Bill, 0.00%, 7/11/17	EGP	1,725	92,480
Egypt Treasury Bill, 0.00%, 7/18/17	EGP	14,400	769,216
Egypt Treasury Bill, 0.00%, 8/8/17	EGP	6,775	358,679
Egypt Treasury Bill, 0.00%, 10/17/17	EGP	2,375	120,688

Total Egypt			$2,335,640

Georgia — 0.4%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	22	$8,946
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	380	153,313
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	250	96,968

Total Georgia			$259,227

Security	Principal Amount (000’s omitted)		Value
Kazakhstan — 2.0%
National Bank of Kazakhstan Note, 0.00%, 6/30/17	KZT	71,755	$224,129
National Bank of Kazakhstan Note, 0.00%, 9/29/17	KZT	313,150	955,091
National Bank of Kazakhstan Note, 0.00%, 10/6/17	KZT	66,080	201,183

Total Kazakhstan			$1,380,403

Total Foreign Government Securities (identified cost $3,986,811)			$3,975,270

U.S. Treasury Obligations — 1.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 5/25/17(10)		$1,000	$999,560

Total U.S. Treasury Obligations (identified cost $999,603)			$999,560

Other — 5.6%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(11)		3,927,084	$3,928,262

Total Other (identified cost $3,928,046)			$3,928,262

Total Short-Term Investments (identified cost $8,914,460)			$8,903,092

Total Investments — 96.4% (identified cost $67,948,270)			$67,674,446

Less Unfunded Loan Commitments — (1.0)%			$(665,469)

Net Investments — 95.4% (identified cost $67,282,801)			$67,008,977

Other Assets, Less Liabilities — 4.6%			$3,218,293

Net Assets — 100.0%			$70,227,270

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the aggregate value of these securities is $29,377,887 or 41.8% of the Fund’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $4,111,600 or 5.9% of the Fund’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(5)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at April 30, 2017.

(6)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at April 30, 2017.

(9)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2017 was $23,397.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	5,200,000	USD	1,345,164	UBS AG	5/2/17	$118,821	$—
USD	1,459,301	TRY	5,200,000	Goldman Sachs International	5/2/17	—	(4,684)
RUB	53,623,000	USD	941,580	Bank of America, N.A.	5/3/17	351	—
RUB	18,345,000	USD	322,125	Bank of America, N.A.	5/3/17	120	—
RUB	6,583,540	USD	116,752	BNP Paribas	5/3/17	—	(1,107)
RUB	36,544,000	USD	641,573	Goldman Sachs International	5/3/17	352	—
RUB	12,502,460	USD	219,495	Goldman Sachs International	5/3/17	121	—
USD	1,588,415	RUB	90,167,000	Bank of America, N.A.	5/3/17	4,558	—
USD	251,912	RUB	15,351,000	Bank of America, N.A.	5/3/17	—	(17,741)
USD	362,335	RUB	22,080,000	Bank of America, N.A.	5/3/17	—	(25,518)
TRY	7,709,000	USD	2,027,617	BNP Paribas	5/8/17	139,033	—
USD	5,909,943	EUR	5,453,209	Standard Chartered Bank	5/8/17	—	(31,677)
RUB	81,290,000	USD	1,371,752	Bank of America, N.A.	5/10/17	54,030	—
RUB	38,000,000	USD	632,095	Bank of America, N.A.	5/10/17	34,403	—
USD	335,028	EUR	313,617	Standard Chartered Bank	5/15/17	—	(6,793)
USD	477,500	EUR	446,984	Standard Chartered Bank	5/15/17	—	(9,681)
EUR	1,459,422	RSD	181,099,648	Deutsche Bank AG	5/17/17	—	(10,981)
RSD	36,300,000	USD	316,948	Deutsche Bank AG	5/17/17	4,121	—
MXN	9,429,768	USD	500,030	Goldman Sachs International	5/19/17	—	(500)
COP	5,924,900,000	USD	2,017,880	Standard Chartered Bank	5/25/17	—	(11,093)
USD	880,039	EUR	833,844	Deutsche Bank AG	5/25/17	—	(29,225)
USD	412,428	EUR	388,891	Goldman Sachs International	5/26/17	—	(11,657)
USD	3,173,864	EUR	2,992,729	Goldman Sachs International	5/26/17	—	(89,707)
USD	271,946	BRL	851,000	Standard Chartered Bank	6/1/17	5,772	—
KES	974,000	USD	9,171	Standard Chartered Bank	6/7/17	213	—
USD	199,071	RUB	11,659,212	Bank of America, N.A.	6/9/17	—	(4,093)
USD	263,554	RUB	15,570,000	Deutsche Bank AG	6/9/17	—	(7,757)
UGX	2,983,617,000	USD	774,764	Barclays Bank PLC	6/12/17	30,229	—
TRY	5,200,000	USD	1,435,164	Goldman Sachs International	6/30/17	4,381	—
USD	1,365,930	EUR	1,254,228	Goldman Sachs International	6/30/17	—	(4,350)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	216,452	RUB	12,502,460	Goldman Sachs International	7/3/17	$—	$(146)
USD	632,676	RUB	36,544,000	Goldman Sachs International	7/3/17	—	(427)
USD	698,987	RUB	40,640,000	Deutsche Bank AG	7/5/17	—	(4,789)
USD	964,496	RUB	55,227,045	Goldman Sachs International	7/5/17	8,112	—
UGX	4,512,382,000	USD	1,175,099	Barclays Bank PLC	7/11/17	29,315	—
IDR	10,998,320,000	USD	806,033	BNP Paribas	7/17/17	12,719	—
IDR	2,062,280,900	USD	151,194	Goldman Sachs International	7/17/17	2,330	—
USD	316,021	RUB	18,345,000	Bank of America, N.A.	7/28/17	—	(173)
USD	923,738	RUB	53,623,000	Bank of America, N.A.	7/28/17	—	(506)
KZT	460,000,000	USD	1,367,013	Deutsche Bank AG	8/3/17	68,020	—
EGP	21,785,000	USD	1,237,784	BNP Paribas	8/21/17	—	(55,300)
ARS	24,000,000	USD	1,420,118	UBS AG	10/24/17	10,805	—
USD	623,199	THB	21,475,447	Deutsche Bank AG	3/26/18	2,331	—
USD	780,965	THB	26,936,272	Deutsche Bank AG	3/26/18	2,221	—

						$532,358	$(327,905)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	3	Short	Jun-17	$(431,036)	$(430,905)	$131
U.S. 5-Year Deliverable Interest Rate Swap	32	Short	Jun-17	(3,048,367)	(3,087,500)	(39,133)
U.S. 10-Year Deliverable Interest Rate Swap	89	Short	Jun-17	(8,066,320)	(8,247,797)	(181,477)

						$(220,479)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	1,600	Pays	Brazil CETIP Interbank Deposit Rate	9.33%	1/2/19	$(401)
CME Group, Inc.	BRL	1,608	Pays	Brazil CETIP Interbank Deposit Rate	9.35	1/2/19	(192)
CME Group, Inc.	BRL	3,194	Pays	Brazil CETIP Interbank Deposit Rate	9.35	1/2/19	(381)
CME Group, Inc.	BRL	3,195	Pays	Brazil CETIP Interbank Deposit Rate	9.31	1/2/19	(1,039)
CME Group, Inc.	BRL	4,806	Pays	Brazil CETIP Interbank Deposit Rate	9.38	1/2/19	(40)
CME Group, Inc.	BRL	5,645	Pays	Brazil CETIP Interbank Deposit Rate	9.39	1/2/19	647
CME Group, Inc.	MXN	34,000	Pays	Mexico Interbank TIIE 28 Day	6.08	4/30/26	(165,011)
CME Group, Inc.	MXN	24,805	Pays	Mexico Interbank TIIE 28 Day	6.09	6/30/26	(121,647)
CME Group, Inc.	MXN	7,639	Pays	Mexico Interbank TIIE 28 Day	6.19	7/20/26	(35,043)

Counterparty	Notional Amount (000’s omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	13,615	Pays	Mexico Interbank TIIE 28 Day	6.19%		7/20/26	$(62,210)
CME Group, Inc.	MXN	8,550	Pays	Mexico Interbank TIIE 28 Day	6.46		9/24/26	(31,439)
LCH.Clearnet(1)	EUR	950	Receives	6-month Euro Interbank Offered Rate	0.00	(2)	6/21/20	(2,170)
LCH.Clearnet(1)	EUR	3,419	Receives	6-month Euro Interbank Offered Rate	0.00	(2)	6/21/22	(16,503)
LCH.Clearnet(1)	USD	2,650	Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/21/19	(10,580)
LCH.Clearnet	USD	1,004	Receives	3-month USD-LIBOR-BBA	1.37		7/14/26	67,787
LCH.Clearnet	USD	350	Receives	3-month USD-LIBOR-BBA	1.54		10/7/26	20,433

								$(357,789)

(1)	Effective date, which represents the date on which the Fund and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	88	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$5,265
Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day	6.63	3/19/24	(6,124)
Barclays Bank PLC	BRL	3,922	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	45,122
BNP Paribas	BRL	20,577	Pays	Brazil CETIP Interbank Deposit Rate	15.56	1/2/18	483,443
Deutsche Bank AG	COP	5,356,400	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	10,717
Deutsche Bank AG	COP	1,057,900	Pays	Colombia Overnight Interbank Reference Rate	5.41	3/22/19	1,853
Deutsche Bank AG	COP	1,431,400	Pays	Colombia Overnight Interbank Reference Rate	5.36	3/26/19	2,093
Goldman Sachs International	COP	5,356,300	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	10,544
Goldman Sachs International	COP	9,300,000	Pays	Colombia Overnight Interbank Reference Rate	5.13	4/24/19	5,231
Goldman Sachs International	RUB	61,104	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	40,950
Goldman Sachs International	RUB	144,540	Pays	3-month Moscow Prime Offered Rate	10.40	11/9/20	201,053
Goldman Sachs International	RUB	200,000	Pays	3-month Moscow Prime Offered Rate	9.95	4/15/21	175,860

							$976,007

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bahamas	Deutsche Bank AG	$600	1.00	%(1)	6/20/22	2.83%	$(48,930)	$55,431	$6,501

Total		$600					$(48,930)	$55,431	$6,501

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2017, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $600,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Currency Abbreviations:

ALL	-	Albanian Lek

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

COP	-	Colombian Peso

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

KES	-	Kenyan Shilling

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

ZMW	-	Zambian Kwacha

At April 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$—	$(48,930)

Total		$—	$(48,930)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$532,358	$(327,905)

Total		$532,358	$(327,905)

Interest Rate	Futures Contracts*	$131	$(220,610)
Interest Rate	Interest Rate Swaps	982,131	(6,124)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	88,867	(446,656)

Total		$1,071,129	$(673,390)

*	Amount represents cumulative unrealized appreciation (depreciation) on futures contracts.

Reverse Repurchase Agreements

There were no reverse repurchase agreements outstanding as of April 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,927,381

Gross unrealized appreciation	$2,159,811
Gross unrealized depreciation	(2,078,215)

Net unrealized appreciation	$81,596

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$53,865,831	$—	$53,865,831
Foreign Corporate Bonds	—	3,236,107	—	3,236,107
Sovereign Loans (Less Unfunded Loan Commitments)	—	350,000	653,947	1,003,947
Short-Term Investments -
Foreign Government Securities	—	3,975,270	—	3,975,270
U.S. Treasury Obligations	—	999,560	—	999,560
Other	—	3,928,262	—	3,928,262
Total Investments	$—	$66,355,030	$653,947	$67,008,977
Forward Foreign Currency Exchange Contracts	$—	$532,358	$—	$532,358
Futures Contracts	131	—	—	131
Swap Contracts	—	1,070,998	—	1,070,998
Total	$131	$67,958,386	$653,947	$68,612,464

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(327,905)	$—	$(327,905)
Futures Contracts	(220,610)	—	—	(220,610)
Swap Contracts	—	(501,710)	—	(501,710)
Total	$(220,610)	$(829,615)	$—	$(1,050,225)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2017 is not presented. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 26, 2017